Subsequent Event (Details Narrative) - USD ($)		12 Months Ended
	Feb. 28, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2023
Proceeds from Contributed Capital	$ 100,000
Debt Instrument, Repaid, Principal	$ 100,000
Related Party Transaction, Description of Transaction		The same board director has also been repaid $250,000 on existing Notes #2 and #3 which had remaining balances at December 31, 2024 of $150,000 and $100,000, respectively.
Issued price per share		$ 1.05		$ 1.77	$ 1	$ 1
Stock Repurchased and Retired During Period, Shares		4,000,000
Share Repurchase Program, Authorized, Amount		$ 2,500,000
Issued price per share		$ 1.05	$ 1.77
Stock Issued During Period, Shares, Other		500,000
Issued price per share		$ 1
Lessor, Operating Lease, Payment to be Received, Year One		$ 3,626
Lessor, Operating Lease, Payment to be Received, Year Two		3,777
Lessor, Operating Lease, Payment to be Received, Year Three		4,200
Lessor, Operating Lease, Payment to be Received		240,040
Right Of Use Assets Obtained In Exchange For Operating Lease Liability		196,049
Termination fees		20,000
One-time Termination Benefits [Member]
Defined Benefit Plan, Benefit Obligation, Payment for Settlement		$ 20,000
Minimum [Member]
Issued price per share		$ 0.80			0.60		$ 0.75
Issued price per share		0.60
Maximum [Member]
Issued price per share		1			$ 0.75		$ 1
Issued price per share		$ 0.75
Common Stock [Member]
Shares, Issued		8,000,000
Conversion of Stock, Amount Issued		$ 8,000,000
Issued price per share		$ 1